Unaudited Combined and Unaudited Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 430,072	$ 465,803
Adjustment to reconcile net income to net cash (used in)/provided by operating activities
Depreciation of operating right-of-use assets	13,093	4,026
Amortization of intangible assets	875
Changes in operating assets and liabilities:
Account receivables	(583,329)	(400,801)
Prepayments and other receivables	(433,995)	(117,691)
Inventories	41,681	(386,820)
Account payables	418,573	113,368
Contract liabilities		(295,444)
Accruals and other payables	66,962	3,021
Amount due to a related party	176,965
Principal repayment of operating lease liabilities	(13,093)	(4,026)
Tax payables	111,086	121,379
Net cash (used in) provided by operating activities	228,890	(497,185)
Cash flows from financing activities:
Deferred IPO costs	(345,534)
Proceeds from new borrowings	2,577,320
Repayment of borrowings	(2,592,724)	(15,145)
Proceeds from a related party	2,881,031	419,165
Repayment to a related party	(2,736,371)
Proceeds from issuance of new shares	794,520
Principal repayment of finance lease liabilities	(47,415)
Net cash provided by financing activities	530,827	404,020
Net (decrease) increase in cash and cash equivalents	759,717	(93,165)
Cash and cash equivalents, at beginning of the financial period	54,752	126,287
Effect of foreign exchange rate changes, net	10,874	(1,934)
Cash and cash equivalents, at end of the financial period	825,343	31,188
Supplemental disclosure of cash flow information:
Income taxes paid
Interest received	329	53
Interest paid	(1,769)	(987)
Non-cash investing and financing activities
ROU assets obtained in exchange for operating lease liabilities	5,633
ROU assets obtained in exchange for finance lease liabilities	$ 146,501